Other intangible assets (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties	€ 7,658,000
Impairment charges	0	0	0
Amortization	6,081,000	5,285,000	5,500,000
Future amortization expenses
2013	3,322,000
2014	2,624,000
2015	1,714,000
2016	1,533,000
2017	750,000
Thereafter
Amortization expenses	9,943,000
Intellectual property [Member]
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties	7,658,000
Amortization	800,000	4,000
In-process R&D [Member]
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties
Amortization	100,000
Cost of Sales [Member]
Other intangible assets (Textual) [Abstract]
Amortization	€ 6,000,000	€ 5,300,000	€ 5,500,000